General and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative
Wages and salaries	$ 20,177	$ 18,519	$ 18,115
Share-based compensation	5,225	4,801	6,471
Communication and support costs	3,773	3,521	4,008
Rental and building maintenance	3,511	3,038	3,230
Professional advisors	1,096	1,225	1,439
Legal	4,761	2,176	2,085
Audit and review	1,029	988	1,111
Depreciation	4,104	5,034	4,858
Travel expenses	709	623	725
Other	4,732	3,597	5,216
Total general and administrative	$ 49,117	$ 43,522	$ 47,258